Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	$ 390,263	$ 595,921
Restricted cash and cash equivalents	17,929	16,412
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$ 408,192	$ 612,333	$ 781,645	$ 852,894